Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 3,683	$ 4,293	$ 5,115
Gross profit (loss)	360	(1,066)	2,734
Operating expenses	(9,165)	(66,276)	(3,466)
Operating loss from continuing operations	(8,805)	(67,342)	(732)
Other income	266	(890)	199
Loss before provision for income taxes and non-controlling interests	(8,539)	(68,232)	(533)
Income tax expenses	126	309	(410)
Net loss from continuing operations	(8,413)	(67,923)	(943)
Identifiable long-lived assets	50,651	52,587
Total assets	70,346	90,130
Corporate unallocated [Member]
Operating expenses	(1,322)	(831)	(769)
Operating loss from continuing operations	(1,322)	(831)	(769)
Other income	162	(457)	32
Loss before provision for income taxes and non-controlling interests	(1,160)	(1,288)	(737)
Net loss from continuing operations	(1,160)	(1,288)	(737)
Total assets	452	17
Operating Segments | LCD/LED Products
Operating expenses	(95)	(616)	(933)
Operating loss from continuing operations	(95)	(616)	(933)
Other income		(306)	165
Loss before provision for income taxes and non-controlling interests	(95)	(922)	(768)
Net loss from continuing operations	(95)	(922)	(768)
Identifiable long-lived assets	1	1
Total assets	205	375
Operating Segments | Money lending services [Member]
Revenues	1,673	1,667	3,930
Gross profit (loss)	1,472	1,565	3,798
Operating expenses	(2,092)	(3,048)	(1,971)
Operating loss from continuing operations	(620)	(1,483)	1,827
Other income		22	2
Loss before provision for income taxes and non-controlling interests	(620)	(1,461)	1,829
Income tax expenses	(187)	(534)	(522)
Net loss from continuing operations	(807)	(1,995)	1,307
Identifiable long-lived assets	555	468
Total assets	12,986	25,625
Operating Segments | Property lease and management
Revenues	1,068	1,130	1,185
Gross profit (loss)	(1,036)	(1,193)	(1,064)
Operating expenses	(576)	(4,889)	207
Operating loss from continuing operations	(1,612)	(6,082)	(857)
Other income	97	(159)
Loss before provision for income taxes and non-controlling interests	(1,515)	(6,241)	(857)
Income tax expenses	249	400	112
Net loss from continuing operations	(1,266)	(5,841)	$ (745)
Identifiable long-lived assets	50,018	51,667
Total assets	50,619	52,116
Operating Segments | Financial technology solutions and services
Revenues	942	1,496
Gross profit (loss)	(76)	(1,438)
Operating expenses	(5,080)	(56,892)
Operating loss from continuing operations	(5,156)	(58,330)
Other income	7	10
Loss before provision for income taxes and non-controlling interests	(5,149)	(58,320)
Income tax expenses	64	443
Net loss from continuing operations	(5,085)	(57,877)
Identifiable long-lived assets	77	451
Total assets	$ 6,084	$ 11,997